Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Summary of revenue based upon the customers country of origin

	Three Months Ended March 31,
	2024	2023
United States	$1,962	$916
International	313	64
Total revenue	$2,275	$980

	2023	2022
United States	$4,361	$5,813
International	1,069	1,455
Total revenue, net	$5,430	$7,268

Schedule of estimated useful lives of property, plant, and equipment

Assets	Estimated Useful Life
Vehicles	5 years
Buildings	25-39 years
Computer equipment	3-5 years
Furniture and fixtures	7 years
Machinery and equipment	4-7 years